Victory Funds
Victory Floating Rate Fund
Victory High Income Municipal Bond Fund
Victory High Yield Fund
Victory Strategic Income Fund
Victory Tax-Exempt Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2.Within the sections "Investing > Choosing a Share Class," on page 55 of the Prospectus, under "Sales Charge Reduction Waivers for Class A Shares" the first sub-bullet under "Waiver" is changed to the following.
Purchases of $250,000 or more;
3.Within the sections "Investing > How to Buy Shares" on page 61 of the Prospectus, under "Minimum Investments" the second paragraph is changed to the following.
For Class C shares, individual purchases of $250,000 and above will automatically be made in Class A shares.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds
Victory INCORE Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1 and 8 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE1
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2.Within the sections "Investing > Choosing a Share Class," on page 29 of the Prospectus, under "Sales Charge Reduction Waivers for Class A Shares" the first sub-bullet under "Waiver" is changed to the following.
Purchases of $250,000 or more;
3.Within the sections "Investing > How to Buy Shares" on page 35 of the Prospectus, under "Minimum Investments" the second paragraph is changed to the following.
For Class C shares, individual purchases of $250,000 and above will automatically be made in Class A shares.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

(each, a "Fund")

Supplement dated November 26, 2021

to the Prospectus dated March 1, 2021 ("Prospectus"), as supplemented

The Prospectus is revised as set forth below.

1.Within the sections "Investing > Choosing a Share Class," on page 27 of the Prospectus, under "Sales Charge Reduction Waivers for Class A Shares" the first sub-bullet under "Waiver" is changed to the following.

 Purchases of $250,000 or more;

2.Within the sections "Investing > How to Buy Shares" on page 32 of the Prospectus, under "Minimum Investments" the second paragraph is changed to the following.

For Class C shares, individual purchases of $250,000 and above will automatically be made in Class A shares.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Strategic Allocation Fund

Supplement dated November 26, 2021

to the Prospectus dated March 1, 2021 ("Prospectus"), as supplemented

The Prospectus is revised as set forth below.

1.Within the sections "Investing > Choosing a Share Class," on page 24 of the Prospectus, under "Sales Charge Reduction Waivers for Class A Shares" the first sub-bullet under "Waiver" is changed to the following.

 Purchases of $250,000 or more;

2.Within the sections "Investing > How to Buy Shares" on page 29 of the Prospectus, under "Minimum Investments" the second paragraph is changed to the following.

For Class C shares, individual purchases of $250,000 and above will automatically be made in Class A shares.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.